Deferred revenue - Composition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2016 CNY (¥)
Deferred revenue
Current portion	$ 68,838					¥ 461,986	¥ 366,373
Non-current portion	314,168					2,108,442	1,874,014
Total current and non-current deferred revenue	383,006					2,570,428	2,240,387
Revenue expected to be recognized in 2020	57,526	¥ 386,068
Revenue expected to be recognized in 2021	25,948	174,145
Revenue expected to be recognized in 2022	25,810	173,216
Revenue expected to be recognized in 2023 and thereafter	273,722	1,836,999
Payments by customers prior to completion of cord blood processing services
Deferred revenue
Total current and non-current deferred revenue	27,677					185,752	128,192
Credited to income from prior year's balance	10,325	69,294
Unearned storage fees
Deferred revenue
Total current and non-current deferred revenue	355,329		$ 314,727		¥ 1,763,389	¥ 2,384,676	¥ 2,112,195	¥ 1,482,074
Credited to income from prior year's balance	$ 35,490	¥ 238,181		¥ 193,810	¥ 160,835
Prior year's deferred revenue balance reclassified as unearned storage fees			$ 8,776	¥ 58,898